RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

In addition to the Series A Preferred Stock, the following are other related party transactions:

Board and Committee Members

	Nine Months Ended October 1, 2022
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	400	$4	$4
Jeff Grout	75	400	4	4
Nick Florio	75	400	4	4
Vincent Cebula	75	400	4	2
Alicia Barker	-	400	4	4
	$300	2,000	$20	$18

	Nine Months Ended October 2, 2021
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	63	24	1	2
Jeff Grout	63	24	1	2
Nick Florio	63	24	1	2
Vincent Cebula	17	-	1	2
Alicia Barker	-	24	-	-
	206	96	4	8

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

NOTE 15 – RELATED PARTY TRANSACTIONS

In addition to the Series A Preferred Shares and notes and warrants issued to Jackson, the following are other related party transactions:

Board and Committee Members

	Fiscal 2021
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$88	271	$6	$6
Jeff Grout	88	271	6	6
Nick Florio	88	271	6	6
Vincent Cebula	50	200	4	-
Alicia Barker	-	271	6	6
	$314	1,284	$28	$24

	Fiscal 2020
	Cash Compensation	Shares Issued	Value of Shares Issued	Compensation Expense Recognized
Dimitri Villard	$75	34	$4	$12
Jeff Grout	75	34	4	12
Nick Florio	75	34	4	12
Alicia Barker	-	34	4	6
	$225	136	$16	$42

Appointment of Directors and Officers

On March 28, 2018, the Company appointed Alicia Barker to fill the Class II director vacancy created by the departure of Mr. Briand earlier in the year, such appointment was effective April 1, 2018. Ms. Barker joined the Company’s board of directors as an independent director and serves on the Board’s Compensation and Human Resources Committee and on the Nominating and Corporate Governance Committee.

Effective July 1, 2018, the Company entered into the Barker Employment Agreement with Ms. Barker that appointed her as the Company’s Chief Operating Officer. Ms. Barker will continue as a member of the Company’s board of directors, but effective with her appointment will no longer be a member of any Board committee, nor an independent member of the Board, bringing the number of independent directors to four of six Board members.

The Company appointed Khalid Anwar as the Company’s principal financial officer and principal accounting officer, effective as of December 15, 2020.

On July 29, 2021, the Board of the Company appointed Vincent Cebula to the Board as a Class I director, to fill a vacancy as a result of the increase in the size of the Board from five to six persons.